Other Income and Expenses - Summary of Details of Other Expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income And Expense [Abstract]
Loss on retirement and disposal of property and equipment	₩ 0	₩ 57	₩ 0
Impairment loss on intangible assets	293	281	115
Impairment loss on other non-current assets	177	1,087	1,456
Donation	0	1	13
Loss on retirement and disposal of intangible assets	4	0	0
Miscellaneous loss	265	26	180
Total	₩ 739	₩ 1,452	₩ 1,764